Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired.

The change in the carrying amount of goodwill by segment is shown below:

(in millions)	S&P Ratings	S&P Capital IQ	S&P DJ Indices	C&C	Total
Balance as of December 31, 2012	$130	$457	$380	$468	$1,435
Dispositions	—	(3)	(4)	(29)	(36)
Other (primarily Fx)	(5)	15	—	—	10
Balance as of December 31, 2013	125	469	376	439	1,409
Acquisitions	4	—	—	38	42
Dispositions	—	—	—	(32)	(32)
Other (primarily Fx)	(7)	(17)	—	(8)	(32)
Balance as of December 31, 2014	$122	$452	$376	$437	$1,387

Goodwill additions and dispositions in the table above relate to transactions discussed in Note 2 – Acquisitions and Divestitures.

Other Intangible Assets

Other intangible assets include both indefinite-lived assets not subject to amortization and definite-lived assets subject to amortization. We have indefinite-lived assets with a carrying value of $693 million and $634 million as of December 31, 2014 and 2013, respectively, that consist of:

•
$380 million and $90 million, for Dow Jones Indices intellectual property and the Dow Jones tradename, respectively, that we recorded as part of the transaction to form S&P Dow Jones Indices LLC in 2012 further described in Note 2 – Acquisitions and Divestitures;

•	$164 million within our C&C segment for the J.D. Power and Associates tradename;

•	$44 million within our S&P Dow Jones Indices segment for the Broad Market Indices intellectual property; and

•	$15 million within our S&P Dow Jones Indices segment for the Goldman Sachs Commodity Index intellectual property.

The following table summarizes our definite-lived intangible assets:

(in millions)
Cost	Databases and software	Content	Customer relationships	Tradenames	Other intangibles	Total
Balance as of December 31, 2012	$126	$139	$225	$45	$159	$694
Acquisitions	—	—	—	—	44	44
Dispositions	(9)	—	—	—	(13)	(22)
Impairment[1]	—	—	—	—	(26)	(26)
Other (primarily Fx)	(2)	—	—	—	(6)	(8)
Balance as of December 31, 2013	115	139	225	45	158	682
Acquisitions	—	—	—	—	13	13
Transfers	—	—	—	—	(44)	(44)
Other (primarily Fx)	(2)	—	3	1	(16)	(14)
Balance as of December 31, 2014	$113	$139	$228	$46	$111	$637

Accumulated amortization
Balance as of December 31, 2012	$80	$31	$55	$30	$49	$245
Current year amortization	9	14	11	2	15	51
Dispositions	(6)	—	—	—	(9)	(15)
Other (primarily Fx)	—	—	1	—	1	2
Balance as of December 31, 2013	83	45	67	32	56	283
Current year amortization	6	14	13	3	12	48
Other (primarily Fx)	(1)	—	—	—	(4)	(5)
Balance as of December 31, 2014	$88	$59	$80	$35	$64	$326

Net definite-lived intangibles:
December 31, 2013	$32	$94	$158	$13	$102	$399
December 31, 2014	$25	$80	$148	$11	$47	$311

[1]	We incurred a $26 million non-cash impairment charge associated with an intangible asset acquired through the formation of our S&P Dow Jones Indices LLC joint venture.

Definite-lived intangible assets are being amortized on a straight-line basis over periods of up to 40 years. The weighted-average life of the intangible assets as of December 31, 2014 is approximately 10 years. Amortization expense for the years ended December 31, 2014, 2013 and 2012, and the projected amortization expense for intangible assets over the next five years for the years ended December 31, assuming no further acquisitions or dispositions, is as follows:

(in millions)	Amortization expense	Expected amortization expense
2012	$48
2013	51
2014	48
2015		$47
2016		47
2017		44
2018		37
2019		29